Organization	12 Months Ended
Dec. 31, 2018
Disclosure Of Organization Explanatory [Abstract]
Disclosure of notes and other explanatory information [text block]
1.	Organization

AU Optronics Corp. (“AUO”) was founded on August 12, 1996 and is located in Hsinchu Science Park, the Republic of China (“ROC”). AUO’s main activities are the research, development, production and sale of thin film transistor liquid crystal displays (“TFT-LCDs”) and other flat panel displays used in a wide variety of applications. AUO also engages in the production and sale of solar modules and systems. AUO’s common shares have been publicly listed on the Taiwan Stock Exchange since September 2000, and its American Depositary Shares (“ADSs”) have been listed on the New York Stock Exchange since May 2002.

On September 1, 2001, October 1, 2006 and October 1, 2016, Unipac Optoelectronics Corp. (“Unipac”), Quanta Display Inc. (“QDI”) and Taiwan CFI Co., Ltd. (“CFI”) were merged with and into AUO, respectively. AUO is the surviving Company, whereas Unipac, QDI and CFI were dissolved.

The principal operating activities of AUO and its subsidiaries (hereinafter referred to as “the Company”) are described in note 5(c)(2).